CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 31,872,651	$ 4,489,169	¥ 28,997,548	¥ 30,554,359
Operating costs and expenses:
Cost of revenues	(23,102,492)	(3,253,918)	(22,319,315)	(27,513,497)
Selling, general and administrative	(4,014,070)	(565,370)	(3,466,579)	(4,725,142)
Research and development	(1,766,610)	(248,822)	(1,899,233)	(2,794,927)
Total operating costs and expenses	(28,883,172)	(4,068,110)	(27,685,127)	(35,033,566)
Operating (loss)/income	2,989,479	421,059	1,312,421	(4,479,207)
Other income/(expenses):
Interest income	257,499	36,268	69,577	118,615
Interest expenses	(1,130,314)	(159,201)	(715,081)	(1,349,544)
Foreign exchange gain/(loss), net	(105,434)	(14,850)	(167,857)	54,555
Share of losses from equity method investments	(51,249)	(7,218)	(213,409)	(446,323)
Others, net	72,620	10,228	(319,427)	89,916
Total other expenses, net	(956,878)	(134,773)	(1,346,197)	(1,532,781)
(Loss)/Income before income taxes	2,032,601	286,286	(33,776)	(6,011,988)
Income tax expense	(80,047)	(11,274)	(84,000)	(96,545)
Net (loss)/income	1,952,554	275,012	(117,776)	(6,108,533)
Less: Net income attributable to noncontrolling interests	27,085	3,815	18,436	61,051
Net (loss)/income attributable to iQIYI, Inc.	1,925,469	271,197	(136,212)	(6,169,584)
Accretion of redeemable noncontrolling interests	0	0	0	(20,336)
Net (loss)/income attributable to ordinary shareholders	1,925,469	271,197	(136,212)	(6,189,920)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(163,983)	(23,097)	(844,725)	168,079
Unrealized losses on available-for-sale debt securities	(11,367)	(1,601)	(21,091)	(2,851)
Total other comprehensive income/(loss), net of tax	(175,350)	(24,698)	(865,816)	165,228
Comprehensive (loss)/income	1,777,204	250,314	(983,592)	(5,943,305)
Less: Comprehensive income attributable to noncontrolling interests	27,142	3,823	23,106	59,957
Comprehensive (loss)/income attributable to iQIYI, Inc.	¥ 1,750,062	$ 246,491	¥ (1,006,698)	¥ (6,003,262)
Class A and Class B ordinary share
Net (loss)/income per ordinary share:
Basic | (per share)	¥ 0.29	$ 0.04	¥ (0.02)	¥ (1.11)
Diluted | (per share)	¥ 0.28	$ 0.04	¥ (0.02)	¥ (1.11)
Shares used in net loss per Class A and Class B ordinary share computation:
Basic	6,675,522,809	6,675,522,809	5,988,021,425	5,570,736,706
Diluted	6,823,628,066	6,823,628,066	5,988,021,425	5,570,736,706
American Depositary Shares
Net (loss)/income per ordinary share:
Basic | (per share)	¥ 2.02	$ 0.28	¥ (0.16)	¥ (7.77)
Diluted | (per share)	¥ 1.98	$ 0.28	¥ (0.16)	¥ (7.77)
Membership services
Revenues:
Revenues	¥ 20,314,216	$ 2,861,197	¥ 17,710,830	¥ 16,713,664
Online advertising services
Revenues:
Revenues	6,223,903	876,618	5,331,697	7,066,751
Content distribution
Revenues:
Revenues	2,458,610	346,288	2,562,412	3,007,828
Others
Revenues:
Revenues	¥ 2,875,922	$ 405,066	¥ 3,392,609	¥ 3,766,116